Consolidated Balance Sheets - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Current assets:
Cash	$ 215,936	$ 132,249
Trade accounts receivable, net of allowance for doubtful accounts of $69,643 in 2022 and $61,527 in 2021	10,963,753	8,376,000
Other receivables	37,442	2,204,456
Inventories	19,438,766	16,303,808
Prepaid expenses and other assets	540,225	549,350
Total current assets	31,196,122	27,565,863
Property and equipment, net	7,390,285	7,912,851
Intangible assets, net	618,142	646,860
Other assets, net	1,353,257	1,790,956
Total assets	40,557,806	37,916,530
Current liabilities:
Current installments of long-term debt	338,094	324,840
Accounts payable and accrued expenses	5,354,150	4,275,880
Accrued compensation and payroll taxes	1,772,551	1,553,771
Income taxes payable	18,098	13,121
Total current liabilities	7,482,893	6,167,612
Note payable, revolver - noncurrent	5,999,663	3,465,908
Long-term debt, excluding current installments	4,190,508	4,528,611
Other noncurrent liabilities	725,024	1,548,446
Total liabilities	18,398,088	15,710,577
Shareholders’ equity:
Preferred stock, no par value, authorized 1,000,000 shares; none issued and outstanding	0	0
Common stock, no par value, authorized 50,000,000 shares; issued and outstanding 7,893,194 shares in 2022 and 7,897,477 shares in 2021	14,638,505	14,337,649
Retained earnings	7,521,213	7,868,304
Total shareholders’ equity	22,159,718	22,205,953
Total liabilities and shareholders’ equity	$ 40,557,806	$ 37,916,530